Investments and Advances to Equity Method Investments - Schedule of Related Party Balances (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
PDP [Member]
Related Party Transaction [Line Items]
Assets		$ 2,288	$ 2,050
Liabilities		1,685	1,803
Sierra Parima [Member]
Related Party Transaction [Line Items]
Assets	[1]	2,230	2,690
Liabilities	[1]	$ 57,438	$ 43,575

[1]	Sierra Parima accounts for advances from the Company as liabilities. The Company accounts for advances to Sierra Parima as investments and classified within advances to equity method investments